Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Total third-party revenues	$ 129,454,969	$ 95,989,067	$ 65,780,848
Total related party revenues	132,793,592	77,329,868	25,982,724
Total revenues	262,248,561	173,318,935	91,763,572
Less: business taxes and related surcharges	(14,380,469)	(9,547,102)	(5,068,066)
Net revenues	247,868,092	163,771,833	86,695,506
Operating cost and expenses:
Relationship manager compensation	(52,246,943)	(33,436,866)	(17,551,483)
Performance fee compensation	(3,536,240)
Other compensations	(63,826,889)	(39,606,754)	(24,823,446)
Total compensation and benefits	(119,610,072)	(73,043,620)	(42,374,929)
Selling expenses	(23,896,620)	(16,660,044)	(13,449,421)
General and administrative expenses	(24,611,880)	(18,087,184)	(8,901,330)
Other operating expenses	(4,861,700)	(734,300)	(419,822)
Government subsidies	14,792,142	5,323,670	4,295,029
Total operating cost and expenses	(158,188,130)	(103,201,478)	(60,850,473)
Income from operations	89,679,962	60,570,355	25,845,033
Other income (expenses):
Interest income	6,312,498	3,302,545	2,451,731
Investment income	3,821,469	3,924,457	3,044,856
Foreign exchange (loss) gain	115,824	308,717	(180,856)
Other income (expense)	(2,386,171)	3,423	110,690
Total other income	7,863,620	7,539,142	5,426,421
Income before taxes and income from equity in affiliates	97,543,582	68,109,497	31,271,454
Income tax expense	(24,531,504)	(16,263,292)	(8,979,649)
Income from equity in affiliates, net of taxes	2,200,504	1,191,833	617,361
Net income	75,212,582	53,038,038	22,909,166
Less: net income attributable to non-controlling interests	2,806,078	1,602,867	82,712
Net income attributable to Noah Holdings Limited shareholders	72,406,504	51,435,171	22,826,454
Net income per share:
Basic	$ 2.60	$ 1.87	$ 0.82
Diluted	$ 2.57	$ 1.84	$ 0.81
Weighted average number of shares used in computation:
Basic	27,873,501	27,480,150	27,751,335
Diluted	28,227,823	28,008,386	28,073,731
One Time Commissions
Revenues:
Total third-party revenues	68,698,354	57,972,609	39,486,943
Total related party revenues	29,322,581	20,841,594	9,392,131
Recurring Service Fees
Revenues:
Total third-party revenues	51,892,138	32,951,345	25,321,982
Total related party revenues	90,885,669	55,508,435	16,590,593
Other Service
Revenues:
Total third-party revenues	8,864,477	5,065,113	971,923
Total related party revenues	$ 12,585,342	$ 979,839